LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
LONG-TERM DEBT

6. LONG-TERM DEBT

Summary of Long-Term Debt

	At December 31,
	2011	2010
Long-term debt of the Company consists of:
Crownpoint property	$450,000	$450,000
Capital leases	119,232	202,771

	569,232	652,771
Less—Current portion	(65,161)	(83,183)

Total long-term debt	$504,071	$569,588

        Maturities of long-term debt and capital leases are as follows:

For the Twelve Months Ended:	Long-Term Debt	Capital Leases
December 31, 2012	$—	$76,740
December 31, 2013	—	53,109
December 31, 2014	—	14,739
December 31, 2015	—	—
December 31, 2016 and beyond	450,000	—

Totals	$450,000	$144,588
Less amounts representing imputed interest		(25,356)

Present value of future payments		$119,232